UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenues:
Total revenues	$ 43,104	$ 36,525	$ 85,246	$ 70,613
Cost of goods:
Total cost of goods	32,279	28,541	64,467	55,563
Gross profit	10,825	7,984	20,779	15,050
Operating expenses:
Research and development, net	240	343	564	620
Selling and marketing	2,185	1,993	4,113	3,653
General and administrative	3,965	2,916	7,497	6,225
Other income	0	(2)	0	(390)
Total operating expenses	6,390	5,250	12,174	10,108
Operating income	4,435	2,734	8,605	4,942
Interest expenses	(324)	(413)	(659)	(763)
Other financial income (expenses), net	(776)	106	(499)	7
Income before taxes on income (taxes benefit)	3,335	2,427	7,447	4,186
Provision for taxes on income (taxes benefit)	211	44	803	(109)
Profit before share of equity investment	3,124	2,383	6,644	4,295
Share in profits of equity investment of affiliated companies	318	234	611	432
Net income	$ 3,442	$ 2,617	$ 7,255	$ 4,727
Earnings per share basic	$ 0.3	$ 0.26	$ 0.65	$ 0.46
Earnings per share diluted	$ 0.3	$ 0.25	$ 0.64	$ 0.44
Weighted average number of shares outstanding
Weighted average shares outstanding - basic	11,447,986	10,394,654	11,196,992	10,386,859
Weighted average shares outstanding - diluted	11,666,309	10,561,420	11,409,488	10,722,153
Products [Member]
Revenues:
Total revenues	$ 12,463	$ 11,732	$ 25,187	$ 23,667
Cost of goods:
Total cost of goods	9,112	7,673	17,443	16,659
Services [Member]
Revenues:
Total revenues	30,641	24,793	60,059	46,946
Cost of goods:
Total cost of goods	$ 23,167	$ 20,868	$ 47,024	$ 38,904